LEASES (Tables)	12 Months Ended
Jun. 30, 2020
LEASES [Abstract]
Lease Right-of-Use Assets
The following are the amounts recognised in profit or loss in respect of leases:

2020 – Leases under IFRS 16	US$
Depreciation of right-of-use assets	(71,263)
Gain on derecognition of right-of-use assets	15,588
Interest expense on lease liabilities	(49,703)
Interest income on su-lease receivables	4,079
Expense relating to short-term leases and leases of low-value assets	(32,673)
Net amount recognised in profit or loss	(133,972)

2019 – Operating Leases under IAS 17
Lease expense	(92,189)
Net amount recognised in profit or loss	(92,189)

Contractual Maturities of Lease Liabilities and Sub-lease Receivables
The contractual maturities of lease liabilities and sub-lease receivables are provided below.

	Year 1 US$	Year 2 US$	Year 3 US$	Total contractual cash flows US$	Carrying amount US$

Sub-lease receivables	121,035	113,925	-	234,960	223,559
	121,035	113,925	-	234,960	223,559

Lease liabilities	(156,621)	(150,513)	-	(307,134)	(268,425)
	(156,621)	(150,513)	-	(307,134)	(268,425)